UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C.  20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT
INVESTMENT COMPANY

Investment Company Act file number	811-00523

The Dreyfus Fund Incorporated
(Exact name of Registrant as specified in charter)

c/o The Dreyfus Corporation 200 Park Avenue New York, New York 10166
(Address of principal executive offices) (Zip code)

Bennett A. MacDougall, Esq. 200 Park Avenue New York, New York 10166
(Name and address of agent for service)

Registrant's telephone number, including area code:	(212) 922-6400

Date of fiscal year end:	12/31
Date of reporting period:	03/31/2016

FORM N-Q

Item 1.                         Schedule of Investments.

STATEMENT OF INVESTMENTS
Dreyfus Fund Inc.
March 31, 2016 (Unaudited)

Common Stocks - 98.7%	Shares		Value ($)
Automobiles & Components - 1.4%
Delphi Automotive	255,836		19,192,817
Banks - 2.7%
Wells Fargo & Co.	765,330		37,011,359
Capital Goods - 8.1%
Danaher	281,524		26,705,367
Honeywell International	256,180		28,704,969
Raytheon	220,269		27,011,587
United Technologies	274,060		27,433,406
			109,855,329
Consumer Durables & Apparel - 1.8%
NIKE, Cl. B	395,254		24,296,263
Consumer Services - 2.3%
McDonald's	242,628		30,493,487
Diversified Financials - 9.2%
BlackRock	90,396		30,786,166
Goldman Sachs Group	132,029		20,725,912
Intercontinental Exchange	134,035		31,516,990
Morgan Stanley	667,924		16,704,779
Synchrony Financial	861,538	[a]	24,691,679
			124,425,526
Energy - 4.8%
California Resources	1		1
EOG Resources	271,899		19,734,429
Occidental Petroleum	328,874		22,504,848
Schlumberger	314,317	[b]	23,180,879
			65,420,157
Food, Beverage & Tobacco - 8.1%
Coca-Cola	766,861		35,574,682
Molson Coors Brewing, Cl. B	189,484		18,224,571
Mondelez International, Cl. A	561,544		22,529,145
PepsiCo	326,097		33,418,421
			109,746,819
Health Care Equipment & Services - 8.0%
Boston Scientific	1,330,386	[a]	25,024,561
Cardinal Health	212,038		17,376,514

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Common Stocks - 98.7% (continued)	Shares		Value ($)
Health Care Equipment & Services - 8.0% (continued)
DENTSPLY SIRONA	216,182		13,323,297
Medtronic	388,472		29,135,400
UnitedHealth Group	183,839		23,696,847
			108,556,619
Household & Personal Products - 1.7%
Estee Lauder, Cl. A	236,668		22,320,159
Insurance - 3.7%
Arch Capital Group	332,937	[a]	23,671,821
Hartford Financial Services Group	573,137		26,410,153
			50,081,974
Materials - 2.7%
Dow Chemical	370,537		18,845,512
Vulcan Materials	167,749		17,709,262
			36,554,774
Media - 3.0%
CBS, Cl. B	353,710		19,485,884
Interpublic Group of Cos.	925,460		21,239,307
			40,725,191
Pharmaceuticals, Biotechnology & Life Sciences - 4.8%
Bristol-Myers Squibb	469,187		29,971,666
Pfizer	1,159,152		34,357,265
			64,328,931
Retailing - 7.9%
Amazon.com	54,238	[a]	32,197,846
Home Depot	241,756		32,257,503
The TJX Companies	276,603		21,671,845
Ulta Salon Cosmetics & Fragrance	103,793	[a]	20,108,856
			106,236,050
Semiconductors & Semiconductor Equipment - 3.4%
Broadcom	154,199		23,823,746
Texas Instruments	392,813		22,555,322
			46,379,068
Software & Services - 13.2%
Alphabet, Cl. A	33,340	[a]	25,435,086
Alphabet, Cl. C	44,694	[a]	33,294,795
Facebook, Cl. A	394,637	[a]	45,028,082
MasterCard, Cl. A	324,791		30,692,749
Oracle	557,834		22,820,989
salesforce.com	296,137	[a]	21,863,795
			179,135,496

Common Stocks - 98.7% (continued)	Shares	Value ($)
Technology Hardware & Equipment - 6.6%
Apple	572,480	62,394,595
Cisco Systems	957,405	27,257,320
		89,651,915
Telecommunication Services - 1.9%
Verizon Communications	469,614	25,396,725
Transportation - 1.8%
Union Pacific	313,429	24,933,277
Utilities - 1.6%
NextEra Energy	184,444	21,827,103
Total Common Stocks (cost $1,090,152,066)		1,336,569,039
Other Investment - 1.4%	Shares	Value ($)
Registered Investment Company;
Dreyfus Institutional Preferred Plus Money Market Fund
(cost $18,857,351)	18,857,351 [c]	18,857,351
Investment of Cash Collateral for Securities Loaned - 1.0%
Registered Investment Company;
Dreyfus Institutional Cash Advantage Fund
(cost $13,479,840)	13,479,840 [c]	13,479,840
Total Investments (cost $1,122,489,257)	101.1%	1,368,906,230
Liabilities, Less Cash and Receivables	(1.1%)	(14,468,350)
Net Assets	100.0%	1,354,437,880

[a] Non-income producing security.
[b] Security, or portion thereof, on loan. At March 31, 2016, the value of the fund’s securities on loan was $13,098,000 and the value of the collateral held by the fund was $13,479,840.
[c] Investment in affiliated money market mutual fund.

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Portfolio Summary (Unaudited)†	Value (%)
Software & Services	13.2
Diversified Financials	9.2
Capital Goods	8.1
Food, Beverage & Tobacco	8.1
Health Care Equipment & Services	8.0
Retailing	7.9
Technology Hardware & Equipment	6.6
Energy	4.8
Pharmaceuticals, Biotechnology & Life Sciences	4.8
Insurance	3.7
Semiconductors & Semiconductor Equipment	3.4
Media	3.0
Banks	2.7
Materials	2.7
Money Market Investments	2.4
Consumer Services	2.3
Telecommunication Services	1.9
Consumer Durables & Apparel	1.8
Transportation	1.8
Household & Personal Products	1.7
Utilities	1.6
Automobiles & Components	1.4
101.1

† Based on net assets.
See notes to financial statements.

STATEMENT OF INVESTMENTS
Dreyfus Fund Inc.
March 31, 2016 (Unaudited)

The following is a summary of the inputs used as of March 31, 2016 in valuing the fund’s investments:

		Level 2 - Other
	Level 1 - Unadjusted	Significant	Level 3 -Significant
	Quoted Prices	Observable Inputs	Unobservable Inputs	Total
Assets ($)
Investments in Securities:
Equity Securities—
Domestic Common
Stocks†	1,312,745,293	-	-	1,312,745,293
Equity Securities—
Foreign Common
Stocks†	23,823,746	-	-	23,823,746
Mutual Funds	32,337,191	-	-	32,337,191

†	See Statement of Investments for additional detailed categorizations.

NOTES

The Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) is the exclusive reference of authoritative U.S. generally accepted accounting principles (“GAAP”) recognized by the FASB to be applied by nongovernmental entities. Rules and interpretive releases of the Securities and Exchange Commission (“SEC”) under authority of federal laws are also sources of authoritative GAAP for SEC registrants. The fund’s financial statements are prepared in accordance with GAAP, which may require the use of management estimates and assumptions. Actual results could differ from those estimates.

The fair value of a financial instrument is the amount that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date (i.e., the exit price). GAAP establishes a fair value hierarchy that prioritizes the inputs of valuation techniques used to measure fair value. This hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements).

Additionally, GAAP provides guidance on determining whether the volume and activity in a market has decreased significantly and whether such a decrease in activity results in transactions that are not orderly. GAAP requires enhanced disclosures around valuation inputs and techniques used during annual and interim periods.

Various inputs are used in determining the value of the fund’s investments relating to fair value measurements. These inputs are summarized in the three broad levels listed below:

Level 1—unadjusted quoted prices in active markets for identical investments.

Level 2—other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.).

Level 3—significant unobservable inputs (including the fund’s own assumptions in determining the fair value of investments).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the fund’s investments are as follows: Investments in securities are valued at the last sales price on the securities exchange or national securities market on which such securities are primarily traded. Securities listed on the National Market System for which market quotations are available are valued at the official closing price or, if there is no official closing price that day, at the last sales price. For open short positions, asked prices are used for valuation purposes. Bid price is used when no asked price is available. Registered investment companies that are not

NOTES

traded on an exchange are valued at their net asset value. All of the preceding securities are generally categorized within Level 1 of the fair value hierarchy.

Securities not listed on an exchange or the national securities market, or securities for which there were no transactions, are valued at the average of the most recent bid and asked prices. U.S. Treasury Bills are valued at the mean price between quoted bid prices and asked prices by an independent pricing service (the"Service") approved by the Board Members ("Board").These securities are generally categorized within Level 2 of the fair value hierarchy.

The Service’s procedures are reviewed by Dreyfus under the general supervision of the Board.

Fair valuing of securities may be determined with the assistance of a pricing service using calculations based on indices of domestic securities and other appropriate indicators, such as prices of relevant American Depository Receipts and financial futures. Utilizing these techniques may result in transfers between Level 1 and Level 2 of the fair value hierarchy.

When market quotations or official closing prices are not readily available, or are determined not to reflect accurately fair value, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded (for example, a foreign exchange or market), but before the fund calculates its net asset value, the fund may value these investments at fair value as determined in accordance with the procedures approved by the Board. Certain factors may be considered when fair valuing investments such as: fundamental analytical data, the nature and duration of restrictions on disposition, an evaluation of the forces that influence the market in which the securities are purchased and sold, and public trading in similar securities of the issuer or comparable issuers. These securities are either categorized within Level 2 or 3 of the fair value hierarchy depending on the relevant inputs used.

For restricted securities where observable inputs are limited, assumptions about market activity and risk are used and are generally categorized within Level 3 of the fair value hierarchy.

Pursuant to a securities lending agreement with The Bank of New York Mellon, a subsidiary of BNY Mellon and an affiliate of Dreyfus, the fund may lend securities to qualified institutions. It is the fund’s policy that, at origination, all loans are secured by collateral of at least 102% of the value of U.S. securities loaned and 105% of the value of foreign securities loaned. Collateral equivalent to at least 100% of the market value of securities on loan is maintained at all times. Collateral is either in the form of cash, which can be invested in certain money market mutual funds managed by Dreyfus or U.S. Government and Agency securities. The fund is entitled to receive all dividends, interest and distributions on securities loaned, in addition to income earned as a result of the lending transaction. Should a borrower fail to return the securities in a timely manner, The Bank of New York Mellon is required to replace the securities for the

NOTES

benefit of the fund or credit the fund with the market value of the unreturned securities and is subrogated to the fund’s rights against the borrower and the collateral.

Effective July 1, 2015, the fund adopted new accounting guidance under Accounting Standards Update No. 2014-11, which requires expanded disclosures related to financial assets pledged in secured financing transactions (such as securities lending) and the related contractual maturity terms of these secured transactions. The type of securities loaned for which cash collateral was received, is indicated in the Statement of Investments. Additionally, the contractual maturity of security lending transactions are on an overnight and continuous basis.

At March 31, 2016, accumulated net unrealized appreciation on investments was $246,416,973, consisting of $268,174,450 gross unrealized appreciation and $21,757,477 gross unrealized depreciation.

At March 31, 2016, the cost of investments for federal income tax purposes was substantially the same as the cost for financial reporting purposes (see the Statement of Investments).

Additional investment related disclosures are hereby incorporated by reference to the annual and semi-annual reports previously filed with the SEC on Form N-CSR.

Item 2.             Controls and Procedures.

(a)        The Registrant's principal executive and principal financial officers have concluded, based on their evaluation of the Registrant's disclosure controls and procedures as of a date within 90 days of the filing date of this report, that the Registrant's disclosure controls and procedures are reasonably designed to ensure that information required to be disclosed by the Registrant on Form N-Q is recorded, processed, summarized and reported within the required time periods and that information required to be disclosed by the Registrant in the reports that it files or submits on Form N-Q is accumulated and communicated to the Registrant's management, including its principal executive and principal financial officers, as appropriate to allow timely decisions regarding required disclosure.

(b)        There were no changes to the Registrant's internal control over financial reporting that occurred during the Registrant's most recently ended fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 3.             Exhibits.

(a)        Certifications of principal executive and principal financial officers as required by Rule 30a-2(a) under the Investment Company Act of 1940.

FORM N-Q

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this Report to be signed on its behalf by the undersigned, thereunto duly authorized.

The Dreyfus Fund Incorporated

By:       /s/ Bradley J. Skapyak

            Bradley J. Skapyak

            President

Date:    May 19, 2016

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this Report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By:      /s/ Bradley J. Skapyak

            Bradley J. Skapyak

            President

Date:    May 19, 2016

By:       /s/ James Windels

            James Windels

            Treasurer

Date:    May 19, 2016

EXHIBIT INDEX

(a)        Certifications of principal executive and principal financial officers as required by Rule 30a-2(a) under the Investment Company Act of 1940.  (EX-99.CERT)